Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Court Street Trust
Entity Central Index Key	0000225323
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Fidelity New Jersey Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® New Jersey Municipal Income Fund
Class Name	Fidelity® New Jersey Municipal Income Fund
Trading Symbol	FNJHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New Jersey Municipal Income Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Jersey Municipal Income Fund	$ 45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain for the 12 months ending November 30, 2025, bolstered by a late-period rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply and firming demand, as cyclically higher yields attracted the attention of buyers.
•Against this backdrop, an underweight in, and security selection among, bonds backed by the Port Authority of New York and New Jersey contributed to performance versus the Bloomberg New Jersey Enhanced Modified Municipal Bond Index for the fiscal year.
•Selection among bonds backed by the New Jersey Transportation Trust Fund Authority also helped.
•The fund's yield-curve positioning boosted the relative result as well, particularly its underweight in bonds 20 years and longer.
•Pricing factors also contributed to performance versus the state index. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, larger-than-index exposure to certain lower-rated assisted living facilities detracted from relative performance this period.
•Given that yields were elevated and credit spreads were still relatively tight by historical standards, we worked to increase the fund's exposure to higher-quality issuers and raise the fund's bond call protection during the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Fidelity® New Jersey Municipal Income Fund $10,000 $10,108 $10,759 $10,877 $11,928 $12,439 $12,885 $11,697 $12,311 $12,998 $13,429 Bloomberg New Jersey Enhanced Modified Municipal Bond Index $10,000 $10,112 $10,835 $11,020 $12,069 $12,608 $13,090 $11,961 $12,580 $13,227 $13,628 Bloomberg Municipal Bond Index $10,000 $9,978 $10,535 $10,654 $11,559 $12,125 $12,364 $11,295 $11,779 $12,360 $12,686 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® New Jersey Municipal Income Fund 3.32% 1.54% 2.99% Bloomberg New Jersey Enhanced Modified Municipal Bond Index 3.03% 1.57% 3.14% Bloomberg Municipal Bond Index 2.64% 0.91% 2.41% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 640,448,074
Holdings Count | shares	289
Advisory Fees Paid, Amount	$ 2,517,722
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$640,448,074
Number of Holdings	289
Total Advisory Fee	$2,517,722
Portfolio Turnover	12%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 38.3 Transportation 26.8 Education 15.1 Health Care 5.7 Others(Individually Less Than 5%) 10.1 96.0 AAA 3.5 AA 35.7 A 45.5 BBB 9.4 BB 0.8 Not Rated 1.1 Short-Term Investments and Net Other Assets (Liabilities) 4.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.5 AA - 35.7 A - 45.5 BBB - 9.4 BB - 0.8 Not Rated - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Connecticut Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Connecticut Municipal Income Fund
Class Name	Fidelity® Connecticut Municipal Income Fund
Trading Symbol	FICNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Connecticut Municipal Income Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Connecticut Municipal Income Fund	$ 47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain for the 12 months ending November 30, 2025, bolstered by a late-period rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply and firming demand, as cyclically higher yields attracted the attention of buyers.
•Against this backdrop, the fund's holdings in Connecticut's Bristol Hospital, which came under pressure due to the organization's increasing costs and funding challenges, detracted from performance versus the Bloomberg Connecticut 2+ Year Enhanced Municipal Linked 08/01/2018 Index for the fiscal year.
•An underweight in bonds backed by the state of Connecticut also hurt.
•The fund's yield-curve positioning (overweight in longer-term bonds and underweight in shorter-term securities) hindered performance versus the state index as well this period.
•In contrast, pricing factors meaningfully contributed to relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•To a lesser extent, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the index.
•There were no major changes to the fund from the perspective of sector allocation, yield-curve positioning and credit-quality exposure during the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Fidelity® Connecticut Municipal Income Fund $10,000 $9,934 $10,357 $10,441 $11,363 $11,823 $12,105 $11,100 $11,508 $12,061 $12,459 Bloomberg Connecticut 2 + Year Enhanced Municipal Bond Index Linked $10,000 $9,896 $10,406 $10,548 $11,506 $12,123 $12,299 $11,405 $11,848 $12,330 $12,788 Bloomberg Municipal Bond Index $10,000 $9,978 $10,535 $10,654 $11,559 $12,125 $12,364 $11,295 $11,779 $12,360 $12,686 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Connecticut Municipal Income Fund 3.30% 1.05% 2.22% Bloomberg Connecticut 2 + Year Enhanced Municipal Bond Index Linked 3.72% 1.07% 2.49% Bloomberg Municipal Bond Index 2.64% 0.91% 2.41% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 329,949,030
Holdings Count | shares	232
Advisory Fees Paid, Amount	$ 1,340,364
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$329,949,030
Number of Holdings	232
Total Advisory Fee	$1,340,364
Portfolio Turnover	12%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 45.8 Health Care 12.3 Education 11.9 Special Tax 11.5 Housing 8.2 Others(Individually Less Than 5%) 1.5 91.2 AAA 8.3 AA 45.2 A 20.4 BBB 11.0 BB 3.1 Not Rated 3.2 Short-Term Investments and Net Other Assets (Liabilities) 8.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 8.3 AA - 45.2 A - 20.4 BBB - 11.0 BB - 3.1 Not Rated - 3.2 Short-Term Investments and Net Other Assets (Liabilities) - 8.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.